Derivative financial instruments (Details) $ in Thousands	1 Months Ended								12 Months Ended
	Nov. 30, 2024 USD ($) € / MWh MWh	Jul. 31, 2024 € / MWh MWh agreement	Dec. 31, 2023 USD ($) € / MWh	Dec. 31, 2023 USD ($) € / MWh agreement	Dec. 31, 2023 USD ($) € / MWh MWh	Dec. 31, 2023 USD ($) € / MWh GWh	Oct. 31, 2023 USD ($) € / MWh MWh	Aug. 31, 2023 € / MWh agreement tranche	Dec. 31, 2023 USD ($) € / MWh GWh	Dec. 31, 2024 USD ($)
Derivative financial instruments
Fixed Energy Price | € / MWh	50		50	50	50	50			50
Maximum energy supply		150,000				285			130
Term of energy supply	10 years		10 years
PPA Adelanta | Cash flow hedges | Discounted cash flow [member] | Level 2 of fair value hierarchy | At fair value
Derivative financial instruments
Positive Fair value of PPA										$ 7,413
Initial fair value of derivative financial instrument			3,109	3,109	3,109	3,109	1,815		3,109
PPA Adelanta | First tranche from March 2024 to June 2025 | Cash flow hedges
Derivative financial instruments
Number of purchase price agreements | agreement								4
Number of tranches | tranche								2
Fixed Energy Price | € / MWh								75
PPA Adelanta | Second tranche till June 2033 | Cash flow hedges
Derivative financial instruments
Fixed Energy Price | € / MWh								52
PPA EnergyaVM | Cash flow hedges
Derivative financial instruments
Fixed Energy Price | € / MWh							77
Maximum energy supply | MWh							30,000
PPA EnergyaVM | Cash flow hedges | Discounted cash flow [member] | Level 2 of fair value hierarchy | At fair value
Derivative financial instruments
Negative Fair value of PPA			$ 699	$ 699	$ 699	$ 699			$ 699	248
PPA Axpo | Cash flow hedges
Derivative financial instruments
Number of purchase price agreements | agreement		4
Maximum energy supply | MWh		150,000
PPA Axpo | Cash flow hedges | Discounted cash flow [member] | Level 2 of fair value hierarchy | At fair value
Derivative financial instruments
Negative Fair value of PPA										$ 797
Initial fair value of derivative financial instrument										1,067
PPA Axpo | Minimum | Cash flow hedges
Derivative financial instruments
Fixed Energy Price | € / MWh		43
PPA Axpo | Maximum | Cash flow hedges
Derivative financial instruments
Fixed Energy Price | € / MWh		58
PPA Mowe | Cash flow hedges
Derivative financial instruments
Fixed Energy Price | € / MWh	50
Maximum energy supply | MWh	93,300
Term of energy supply	10 years
PPA Mowe | Cash flow hedges | Discounted cash flow [member] | Level 2 of fair value hierarchy | At fair value
Derivative financial instruments
Positive Fair value of PPA	$ 4,155
Initial fair value of derivative financial instrument	3,675
Villar Mir Energa | Cash flow hedges
Derivative financial instruments
Number of purchase price agreements | agreement				3
Fixed Energy Price | € / MWh			50	50	50	50			50
Maximum energy supply					285,000	368
Term of energy supply			10 years
Villar Mir Energa | Cash flow hedges | Discounted cash flow [member] | Level 2 of fair value hierarchy | At fair value
Derivative financial instruments
Positive Fair value of PPA			$ 16,181	$ 16,181	$ 16,181	$ 16,181			$ 16,181	$ 19,494
Initial fair value of derivative financial instrument			15,217	15,217	15,217	15,217			15,217